Business Segment Information	3 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

15. Segment and Corporate Information

In 2015, the Company increased its operating segments from three to four segments to align with the way in which it is currently managed. The operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. Accordingly, the two reporting segments disclosed in prior years (the North America Segment and the International Segment, which was comprised of EMEA, Asia-Pacific and Latin America) have now been reclassified into four reporting segments during 2015.

Management evaluates each segment using measures that reflect all of the segment's controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate U.S. GAAP measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments' control. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarter overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement related to production are centrally managed at Corporate. The Company's global research and development is also centrally managed at Corporate. These Corporate activities do not fulfill the definition of a segment. Products are transferred to the segments at cost; therefore no internal profit is generated. The associated internal revenues for the product transfers and their elimination are recorded as Corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company's segment and Corporate activities for the three- and six-months ended June 30, 2015 and 2014 is set forth below.

	North America Segment	EMEA Segment	Asia-Pacific Segment	Latin America Segment	Segment Total	Corporate	Total

Three months ended June 30, 2015
Net revenue external customers	$2,945,584	$667,657	$376,099	$202,693	$4,192,033	$6,703	$4,198,736
Inter - segment revenue	1,536	-	18	145	1,699	(1,699)	-
Revenue	2,947,120	667,657	376,117	202,838	4,193,732	5,004	4,198,736
Operating income	428,233	134,242	67,034	15,711	645,220	(98,257)	546,963
Depreciation and amortization	(100,879)	(28,816)	(11,604)	(4,236)	(145,535)	(35,424)	(180,959)
Income (loss) from equity method investees	4,005	1,818	834	140	6,797	-	6,797
Capital expenditures, acquisitions and investments	166,171	41,434	11,006	5,442	224,053	71,197	295,250

Three months ended June 30, 2014(1)
Net revenue external customers	$2,520,988	$789,639	$308,517	$198,464	$3,817,608	$17,194	$3,834,802
Inter - segment revenue	2,269	-	-	-	2,269	(2,269)	-
Revenue	2,523,257	789,639	308,517	198,464	3,819,877	14,925	3,834,802
Operating income	400,714	168,296	55,040	19,673	643,723	(87,450)	556,273
Depreciation and amortization	(87,173)	(33,046)	(8,581)	(4,685)	(133,485)	(35,474)	(168,959)
Income (loss) from equity method investees	3,818	1,784	8	359	5,969	-	5,969
Capital expenditures, acquisitions and investments	283,350	79,977	84,776	15,981	464,084	53,084	517,168

Six months ended June 30, 2015
Net revenue external customers	$5,717,063	$1,296,663	$729,137	$400,572	$8,143,435	$15,228	$8,158,663
Inter - segment revenue	2,826	-	18	244	3,088	(3,088)	-
Revenue	5,719,889	1,296,663	729,155	400,816	8,146,523	12,140	8,158,663
Operating Income	768,317	275,498	151,546	33,568	1,228,929	(177,566)	1,051,363
Depreciation and amortization	(198,069)	(57,142)	(22,435)	(9,049)	(286,695)	(70,118)	(356,813)
Income (loss) from equity method investees	8,511	2,881	1,196	413	13,001	-	13,001
Total assets	17,029,303	3,477,185	1,799,246	708,619	23,014,353	2,395,868	25,410,221
thereof investments in equity method investees	280,427	221,172	111,052	25,633	638,284	-	638,284
Capital expenditures, acquisitions and investments(2),(3)	287,403	72,184	23,935	10,901	394,423	123,919	518,342

Six months ended June 30, 2014(1)
Net revenue external customers	$4,913,894	$1,521,981	$551,297	$384,239	$7,371,411	$26,983	$7,398,394
Inter - segment revenue	3,549	-	-	-	3,549	(3,549)	-
Revenue	4,917,443	1,521,981	551,297	384,239	7,374,960	23,434	7,398,394
Operating Income	736,276	296,096	89,131	38,228	1,159,731	(158,563)	1,001,168
Depreciation and amortization	(174,822)	(65,828)	(16,106)	(9,399)	(266,155)	(69,971)	(336,126)
Income (loss) from equity method investees	14,368	2,949	547	627	18,491	-	18,491
Total assets	15,060,591	4,176,267	1,853,974	731,036	21,821,868	2,323,389	24,145,257
thereof investments in equity method investees	306,313	297,613	133,990	-	737,916	-	737,916
Capital expenditures, acquisitions and investments(4)	488,249	122,047	96,866	26,458	733,620	120,336	853,956

(1) Prior year information was adjusted to conform to the current year´s presentation due to the disaggregation of the International Segment disclosed previously into the EMEA Segment, Asia-Pacific Segment and Latin America Segment.
(2) EMEA, Asia-Pacific and Latin America acquisitions exclude $16,105, $36,443 and $250, respectively, of non-cash acquisitions for 2015.
(3) Business combinations during the last twelve months decreased the Company´s Net Income (Net Income attributable to the shareholders of FMC-AG & Co. KGaA) by $7,250 including the costs of the acquisitions.
(4) EMEA, Asia-Pacific and Latin America acquisitions exclude $3,209, $162,203 and $2,493, respectively, of non-cash acquisitions for 2014.